IMPAIRMENT OF ASSETS - Sensitivity to changes in assumptions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Explicit forecast period	6 years
Russia cash generating units
Disclosure of detailed information about intangible assets [line items]
Discount rate	20.50%	20.50%	9.30%
Discount rate 1% increase	21.60%
Reasonably possible 1% change in discount rate, amount	$ (115)
Growth rate	5.50%	6.20%	5.00%
Growth rate 1% decrease	4.50%
Reasonably possible 1% change in average growth rate, amount	$ (88)
Combined operating margin	32.80%
Combined operating margin 1% decrease	31.80%
Reasonably possible 1% change in average operating margin, amount	$ (157)
Combined CAPEX %	19.90%
Combined CAPEX percentage 1% increase	20.90%
Reasonably possible 1% change in average CAPEX as percentage of revenue, amount	$ (161)